PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment at Fair Value (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, plant and equipment, at fair value
Beginning balance		$ 64,217
Additions, net		220
Transfer from construction work-in-progress		891
Transfer to assets held for sale, net		(3,220)
Items recognized through OCI:
Change in fair value		200
Foreign exchange		1,483
Items recognized through net income:
Change in fair value		13
Depreciation		(1,106)
Ending balance	$ 62,698	62,698
Construction work-in-progress
Construction in progress, beginning balance		6,239
Additions		2,038
Transfer to property, plant and equipment		(891)
Items recognized through OCI:
Change in fair value		(174)
Foreign exchange		(43)
Items recognized through net income (loss):
Change in fair value		(251)
Construction in progress, ending balance	6,918	6,918
Total property, plant and equipment, at fair value	69,616	69,616		$ 70,456
Non-current assets held for sale
Property, plant and equipment, at fair value
Additions, net	257
Hydroelectric
Property, plant and equipment, at fair value
Beginning balance		35,782
Additions, net		63
Transfer from construction work-in-progress		21
Transfer to assets held for sale, net		(2,349)
Items recognized through OCI:
Change in fair value		118
Foreign exchange		1,203
Items recognized through net income:
Change in fair value		0
Depreciation		(343)
Ending balance	34,495	34,495
Construction work-in-progress
Construction in progress, beginning balance		341
Additions		53
Transfer to property, plant and equipment		(21)
Items recognized through OCI:
Change in fair value		0
Foreign exchange		1
Items recognized through net income (loss):
Change in fair value		0
Construction in progress, ending balance	374	374
Total property, plant and equipment, at fair value	34,869	34,869		36,123
Right-of-use asset not subject to revaluation, disposal		67	$ 42
Land, not subject to revaluation	150	150		208
Wind
Property, plant and equipment, at fair value
Beginning balance		14,524
Additions, net		165
Transfer from construction work-in-progress		125
Transfer to assets held for sale, net		(802)
Items recognized through OCI:
Change in fair value		(2)
Foreign exchange		125
Items recognized through net income:
Change in fair value		(10)
Depreciation		(407)
Ending balance	13,718	13,718
Construction work-in-progress
Construction in progress, beginning balance		2,449
Additions		520
Transfer to property, plant and equipment		(125)
Items recognized through OCI:
Change in fair value		(150)
Foreign exchange		(13)
Items recognized through net income (loss):
Change in fair value		(69)
Construction in progress, ending balance	2,612	2,612
Total property, plant and equipment, at fair value	16,330	16,330		16,973
Right-of-use asset not subject to revaluation, disposal		255	297
Land, not subject to revaluation	47	47		47
Utility-scale solar
Property, plant and equipment, at fair value
Beginning balance		11,217
Additions, net		(15)
Transfer from construction work-in-progress		598
Transfer to assets held for sale, net		(69)
Items recognized through OCI:
Change in fair value		89
Foreign exchange		88
Items recognized through net income:
Change in fair value		23
Depreciation		(302)
Ending balance	11,629	11,629
Construction work-in-progress
Construction in progress, beginning balance		3,115
Additions		1,141
Transfer to property, plant and equipment		(598)
Items recognized through OCI:
Change in fair value		(24)
Foreign exchange		(26)
Items recognized through net income (loss):
Change in fair value		(182)
Construction in progress, ending balance	3,426	3,426
Total property, plant and equipment, at fair value	15,055	15,055		14,332
Right-of-use asset not subject to revaluation, disposal		549	$ 531
Land, not subject to revaluation	166	166		149
Other
Property, plant and equipment, at fair value
Beginning balance		2,694
Additions, net		7
Transfer from construction work-in-progress		147
Transfer to assets held for sale, net		0
Items recognized through OCI:
Change in fair value		(5)
Foreign exchange		67
Items recognized through net income:
Change in fair value		0
Depreciation		(54)
Ending balance	2,856	2,856
Construction work-in-progress
Construction in progress, beginning balance		334
Additions		324
Transfer to property, plant and equipment		(147)
Items recognized through OCI:
Change in fair value		0
Foreign exchange		(5)
Items recognized through net income (loss):
Change in fair value		0
Construction in progress, ending balance	506	506
Total property, plant and equipment, at fair value	3,362	3,362		3,028
Land, not subject to revaluation	$ 11	$ 11		$ 6